U.S. SECURITIES AND EXCHANGE COMMISSION
                   Washington, D.C.  20549

                         FORM 24F-2
              Annual Notice of Securities Sold
                   Pursuant to Rule 24f-2

      Read instructions at end of Form before preparing
                            Form.
                    Please print or type.


1.   Name and address of issuer: The Prudential Discovery
  Select Group Variable Contract Account c/o Prudential
  Investment, 30 Scranton Office Park, Scranton, PA 18507-
  1789.

2.   Name of each series or class of funds for which this
  Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do
  not      list      series     or      classes):
  [X  ]

3.   Investment Company Act File Number: 811-08091.
  Securities Act File Number: 333-23271.

4.   (a). Last day of fiscal year for which this Form is
  filed: December 31, 1999.
  (b).  [   ]  Check box if this  Form  is  being
  filed late (i.e. more than 90 calendar days after the end of the issuer's fiscal year).
  (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4       (c). [  ]  Check box if this is the  last
  time the issuer will be filing this form.

5.   Calculation of registration fee:

  (i)  Aggregate sale price of securities sold during the
      fiscal year pursuant to section 24 (f):
                                   $61,075,813

  (ii)      Aggregate price of securities redeemed or
      repurchased during the fiscal year (if applicable):
                                   $18,609,347

  (iii)       Aggregate   price   of   securities
       redeemed  or repurchased during any  prior
       fiscal   year   ending  no  earlier   than
       October 11, 1995 that were not previously used to reduce registration fees payable to the Commission.


  $___________0________

  (iv)       Total  available redemption  credits
       [add items 5(ii) and 5(iii).

                                     $18,609,347

  (v)  Net sales - If Item 5 (i) is greater than Item 5(iv)
       [subtract Item 5(iv) from Item 5(i)
                                     $42,466,466

  (vi)       Redemption credits available for use
       in future years.
       -if Item 5 (i) is less than Item 5(iv)
       [subtract item 5(iv) from Item [5(i)]    $
       0

  (vii) Multiplier for determining registration fee (See instructions C. 9):

                                                x
 .000264

  (viii)    Registration fee due [multiply Item  5(v) by item
       5(vii)] enter "0" if no fee is due.

                                   $11,211

  6.   Prepaid Shares

     If  the response to Item 5(i) was determined
     by  deducting  an amount of securities  that
     were registered under the Securities Act  of
     1933  pursuant to Rule 24e-2  as  in  effect
     before (effective date of rescission of Rule
     24e-2), then report the amount of securities
     (number  of shares or other units)  deducted
     here:           .   If there is a number  of
     shares  or  other units that were registered
     pursuant  to Rule 24e-2 remaining unsold  at
     the  end  of the fiscal year for which  this
     form is filed that are available for use  by
     the  issuer  in  future fiscal  years,  then
     state that number here:  0    .

  7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See
     Instruction D) : + $


  8.   Total amount of the registration fee due plus any
     interest due [line 5 (viii) plus line 7]:
                                   $11,211


  9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: March 30, 2000


     Method of Delivery:

               [x] Wire Transfer
               [  ] Mail or other means


                         SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.



By  (Signature and Title)     C. Christopher
Sprague
                    Assistant General Counsel
                    The Prudential Insurance
Company of America

Date      March 30, 2000